Quarterly Holdings Report
for
Fidelity® VIP Investment Grade Central Fund
March 31, 2023
VIGC-NPRT1-0523
1.847666.116
Nonconvertible Bonds - 29.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	4,584,000	3,687,141
3.8% 12/1/57	4,678,000	3,472,994
4.3% 2/15/30	859,000	834,708
4.75% 5/15/46	4,816,000	4,349,443
Verizon Communications, Inc.:
2.1% 3/22/28	1,835,000	1,634,657
2.55% 3/21/31	1,698,000	1,446,511
3% 3/22/27	397,000	377,170
4.862% 8/21/46	2,282,000	2,172,945
5.012% 4/15/49	89,000	86,098
		18,061,667
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	7,061,000	6,807,520
4.7% 3/23/50	2,229,000	2,179,059
		8,986,579
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	1,100,000	917,398
4.4% 4/1/33	1,073,000	952,193
4.908% 7/23/25	1,184,000	1,172,184
5.25% 4/1/53	1,073,000	869,597
5.375% 5/1/47	5,574,000	4,598,819
5.5% 4/1/63	1,073,000	870,719
6.484% 10/23/45	842,000	797,707
Comcast Corp.:
2.937% 11/1/56	2,100,000	1,397,873
3.9% 3/1/38	329,000	294,485
4.65% 7/15/42	779,000	740,717
Discovery Communications LLC:
3.625% 5/15/30	1,066,000	945,335
4.65% 5/15/50	2,883,000	2,205,212
Fox Corp.:
4.03% 1/25/24	389,000	384,768
4.709% 1/25/29	563,000	558,040
5.476% 1/25/39	555,000	531,389
5.576% 1/25/49	368,000	351,631
Magallanes, Inc.:
3.428% 3/15/24 (b)	1,267,000	1,237,819
3.638% 3/15/25 (b)	694,000	670,360
3.755% 3/15/27 (b)	1,357,000	1,277,925
4.054% 3/15/29 (b)	470,000	437,163
4.279% 3/15/32 (b)	1,970,000	1,758,810
5.05% 3/15/42 (b)	996,000	833,089
5.141% 3/15/52 (b)	1,583,000	1,282,599
Time Warner Cable LLC:
4.5% 9/15/42	283,000	217,330
5.5% 9/1/41	521,000	450,167
5.875% 11/15/40	460,000	416,913
6.55% 5/1/37	6,199,000	6,110,310
7.3% 7/1/38	1,160,000	1,203,665
		33,484,217
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	1,461,000	1,374,622
3.8% 3/15/32 (b)	1,275,000	1,144,249
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,871,000	1,798,542
3.875% 4/15/30	2,705,000	2,538,138
4.375% 4/15/40	404,000	362,073
4.5% 4/15/50	793,000	690,618
		7,908,242
TOTAL COMMUNICATION SERVICES		68,440,705
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
General Motors Financial Co., Inc. 4.25% 5/15/23	638,000	636,846
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	1,531,000	1,526,613
		2,163,459
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	517,000	500,732
3.6% 7/1/30	615,000	583,290
		1,084,022
Household Durables - 0.0%
Toll Brothers Finance Corp. 4.875% 3/15/27	1,135,000	1,100,812
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	1,348,000	1,299,918
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	234,000	219,955
AutoZone, Inc.:
3.625% 4/15/25	350,000	341,099
4% 4/15/30	1,629,000	1,547,399
Lowe's Companies, Inc.:
3.35% 4/1/27	211,000	202,264
3.75% 4/1/32	649,000	599,254
4.25% 4/1/52	2,647,000	2,172,113
4.45% 4/1/62	2,720,000	2,220,168
4.5% 4/15/30	1,170,000	1,156,218
O'Reilly Automotive, Inc. 4.2% 4/1/30	361,000	347,154
		8,805,624
TOTAL CONSUMER DISCRETIONARY		14,453,835
CONSUMER STAPLES - 2.0%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,842,000	2,830,135
4.9% 2/1/46	3,531,000	3,450,890
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	1,135,000	1,070,102
4.35% 6/1/40	1,082,000	1,004,657
4.5% 6/1/50	1,534,000	1,436,945
4.6% 6/1/60	1,135,000	1,054,474
4.75% 4/15/58	1,764,000	1,660,808
5.45% 1/23/39	1,439,000	1,510,885
5.55% 1/23/49	3,287,000	3,523,885
5.8% 1/23/59 (Reg. S)	3,472,000	3,810,599
Molson Coors Beverage Co.:
3% 7/15/26	2,300,000	2,171,709
5% 5/1/42	4,016,000	3,791,174
The Coca-Cola Co.:
3.375% 3/25/27	1,742,000	1,712,317
3.45% 3/25/30	1,064,000	1,022,884
		30,051,464
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	220,000	196,991
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	4,189,000	3,719,832
3% 5/15/32 (b)	3,400,000	2,662,914
3.625% 1/15/32 (b)	320,000	265,270
5.125% 2/1/28 (b)	1,340,000	1,294,078
5.5% 1/15/30 (b)	380,000	362,763
5.75% 4/1/33 (b)	2,700,000	2,578,500
		11,080,348
Tobacco - 0.5%
Altria Group, Inc.:
4.25% 8/9/42	1,696,000	1,327,866
4.5% 5/2/43	1,137,000	909,148
4.8% 2/14/29	311,000	308,523
5.375% 1/31/44	1,030,000	942,297
5.95% 2/14/49	407,000	384,961
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	4,751,000	4,598,544
6.125% 7/27/27 (b)	1,136,000	1,164,672
Reynolds American, Inc.:
4.45% 6/12/25	718,000	705,029
5.7% 8/15/35	373,000	352,641
6.15% 9/15/43	1,227,000	1,161,652
7.25% 6/15/37	909,000	988,444
		12,843,777
TOTAL CONSUMER STAPLES		53,975,589
ENERGY - 3.2%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	18,000	17,629
4.85% 11/15/35	661,000	635,355
		652,984
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	2,081,000	2,045,903
5.85% 2/1/35	766,000	764,882
Cenovus Energy, Inc. 3.75% 2/15/52	2,600,000	1,891,824
Columbia Pipeline Group, Inc. 4.5% 6/1/25	410,000	404,747
DCP Midstream Operating LP:
5.6% 4/1/44	376,000	357,755
6.45% 11/3/36 (b)	760,000	788,226
6.75% 9/15/37 (b)	1,037,000	1,124,865
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	1,086,000	1,054,642
Enbridge, Inc.:
4% 10/1/23	863,000	856,515
4.25% 12/1/26	544,000	534,375
Energy Transfer LP:
3.75% 5/15/30	710,000	655,196
3.9% 5/15/24 (c)	405,000	396,479
4.2% 9/15/23	364,000	362,667
4.5% 4/15/24	387,000	382,352
4.95% 6/15/28	1,242,000	1,233,390
5% 5/15/50	2,045,000	1,745,465
5.25% 4/15/29	629,000	626,573
5.4% 10/1/47	414,000	368,015
5.8% 6/15/38	692,000	679,130
6% 6/15/48	451,000	430,957
6.25% 4/15/49	432,000	427,994
Enterprise Products Operating LP 3.7% 2/15/26	1,472,000	1,437,274
Exxon Mobil Corp. 3.482% 3/19/30	4,122,000	3,938,406
Hess Corp.:
4.3% 4/1/27	1,500,000	1,464,187
5.6% 2/15/41	4,059,000	3,912,657
7.125% 3/15/33	308,000	341,454
7.3% 8/15/31	411,000	458,054
7.875% 10/1/29	1,346,000	1,511,777
Kinder Morgan Energy Partners LP 6.55% 9/15/40	141,000	145,021
Kinder Morgan, Inc. 5.55% 6/1/45	747,000	706,550
MPLX LP:
4.8% 2/15/29	345,000	341,790
4.875% 12/1/24	839,000	833,827
4.95% 9/1/32	2,116,000	2,069,371
5.5% 2/15/49	1,036,000	963,622
Occidental Petroleum Corp.:
5.55% 3/15/26	1,587,000	1,598,903
6.2% 3/15/40	521,000	523,813
6.45% 9/15/36	1,412,000	1,484,619
6.6% 3/15/46	1,751,000	1,840,975
7.5% 5/1/31	2,356,000	2,598,432
Petroleos Mexicanos:
4.5% 1/23/26	1,632,000	1,498,176
5.95% 1/28/31	1,097,000	834,707
6.35% 2/12/48	4,049,000	2,505,319
6.49% 1/23/27	1,175,000	1,066,313
6.5% 3/13/27	1,481,000	1,338,232
6.5% 1/23/29	1,705,000	1,457,775
6.7% 2/16/32	1,810,000	1,434,968
6.75% 9/21/47	3,713,000	2,399,526
6.84% 1/23/30	5,684,000	4,700,100
6.95% 1/28/60	2,417,000	1,550,203
7.69% 1/23/50	4,972,000	3,483,383
Phillips 66 Co. 3.85% 4/9/25	188,000	183,901
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	405,000	362,090
3.6% 11/1/24	426,000	415,097
Sabine Pass Liquefaction LLC 4.5% 5/15/30	2,447,000	2,360,434
The Williams Companies, Inc.:
3.5% 11/15/30	2,609,000	2,362,977
3.9% 1/15/25	373,000	365,709
4.3% 3/4/24	1,671,000	1,653,840
4.5% 11/15/23	537,000	534,807
4.55% 6/24/24	4,091,000	4,061,164
4.65% 8/15/32	2,206,000	2,126,264
5.3% 8/15/52	500,000	472,040
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	312,000	282,556
3.95% 5/15/50	1,007,000	800,582
Western Gas Partners LP:
3.95% 6/1/25	266,000	254,581
4.5% 3/1/28	613,000	578,672
4.65% 7/1/26	2,778,000	2,685,104
4.75% 8/15/28	354,000	336,976
		85,408,180
TOTAL ENERGY		86,061,164
FINANCIALS - 14.2%
Banks - 6.4%
Bank of America Corp.:
2.299% 7/21/32 (c)	4,656,000	3,752,258
3.419% 12/20/28 (c)	5,817,000	5,404,650
3.5% 4/19/26	1,541,000	1,481,236
3.864% 7/23/24 (c)	1,340,000	1,332,405
3.95% 4/21/25	1,265,000	1,223,940
4.2% 8/26/24	6,127,000	6,019,644
4.25% 10/22/26	1,307,000	1,266,017
4.45% 3/3/26	465,000	454,139
5.015% 7/22/33 (c)	17,054,000	16,865,169
Barclays PLC:
2.852% 5/7/26 (c)	2,482,000	2,318,059
4.375% 1/12/26	1,908,000	1,841,544
5.088% 6/20/30 (c)	2,253,000	2,084,614
5.2% 5/12/26	1,908,000	1,826,318
BNP Paribas SA 2.219% 6/9/26 (b)(c)	2,313,000	2,124,220
Citigroup, Inc.:
3.352% 4/24/25 (c)	1,521,000	1,482,369
3.875% 3/26/25	2,914,000	2,822,182
4.3% 11/20/26	532,000	514,590
4.412% 3/31/31 (c)	3,258,000	3,094,029
4.45% 9/29/27	5,245,000	5,086,065
4.6% 3/9/26	673,000	658,984
4.91% 5/24/33 (c)	3,492,000	3,427,512
5.5% 9/13/25	1,694,000	1,690,901
6.27% 11/17/33 (c)	7,000,000	7,570,532
Citizens Financial Group, Inc. 2.638% 9/30/32	1,490,000	1,068,152
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	802,000	696,862
Discover Bank 4.2% 8/8/23	874,000	865,945
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	512,000	501,963
HSBC Holdings PLC:
4.25% 3/14/24	675,000	657,392
4.95% 3/31/30	437,000	428,987
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	1,330,000	1,276,450
5.71% 1/15/26 (b)	3,922,000	3,716,286
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	1,324,000	1,144,481
3.797% 7/23/24 (c)	1,754,000	1,744,902
3.875% 9/10/24	13,419,000	13,190,087
4.125% 12/15/26	4,319,000	4,216,774
4.493% 3/24/31 (c)	3,926,000	3,814,188
4.586% 4/26/33 (c)	12,887,000	12,478,806
4.912% 7/25/33 (c)	5,229,000	5,197,337
5.717% 9/14/33 (c)	2,500,000	2,560,897
NatWest Group PLC:
3.073% 5/22/28 (c)	1,427,000	1,291,119
5.125% 5/28/24	6,295,000	6,179,545
NatWest Markets PLC 2.375% 5/21/23 (b)	2,667,000	2,652,896
Rabobank Nederland 4.375% 8/4/25	2,285,000	2,210,034
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,754,000	1,516,481
6.499% 3/9/29 (c)	2,600,000	2,597,603
Societe Generale:
1.038% 6/18/25 (b)(c)	4,852,000	4,553,412
1.488% 12/14/26 (b)(c)	2,986,000	2,603,823
Wells Fargo & Co.:
2.406% 10/30/25 (c)	1,400,000	1,330,368
3.526% 3/24/28 (c)	2,893,000	2,729,517
4.478% 4/4/31 (c)	4,386,000	4,199,765
4.897% 7/25/33 (c)	5,000,000	4,880,607
5.013% 4/4/51 (c)	6,470,000	6,085,078
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,139,000	1,019,781
		171,750,915
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	1,700,000	1,638,077
4.25% 2/15/24	1,315,000	1,300,137
Ares Capital Corp.:
3.875% 1/15/26	3,822,000	3,523,221
4.2% 6/10/24	2,732,000	2,640,140
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	3,245,000	3,005,519
3.75% 3/26/25	1,429,000	1,314,637
3.8% 6/9/23	2,632,000	2,579,353
3.869% 1/12/29 (b)(c)	1,233,000	1,097,743
4.194% 4/1/31 (b)(c)	2,950,000	2,619,010
4.55% 4/17/26	790,000	728,775
Deutsche Bank AG 4.5% 4/1/25	3,669,000	3,369,578
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	1,600,000	1,588,817
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	2,893,000	2,348,781
3.102% 2/24/33 (c)	1,545,000	1,326,800
3.691% 6/5/28 (c)	12,774,000	12,099,978
3.8% 3/15/30	4,751,000	4,423,991
4.25% 10/21/25	696,000	675,237
6.75% 10/1/37	689,000	745,015
Moody's Corp.:
3.25% 1/15/28	732,000	689,955
3.75% 3/24/25	1,557,000	1,524,945
4.875% 2/15/24	687,000	684,225
Morgan Stanley:
3.125% 7/27/26	6,737,000	6,380,186
3.622% 4/1/31 (c)	3,078,000	2,814,733
3.625% 1/20/27	3,374,000	3,247,270
3.737% 4/24/24 (c)	1,534,000	1,531,273
4.431% 1/23/30 (c)	1,348,000	1,300,168
4.889% 7/20/33 (c)	6,522,000	6,410,595
5% 11/24/25	4,489,000	4,449,950
6.296% 10/18/28 (c)	2,500,000	2,628,865
6.342% 10/18/33 (c)	5,000,000	5,460,951
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	1,534,000	1,490,237
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,788,000	1,539,568
4.125% 9/24/25 (b)	1,614,000	1,543,418
		88,721,148
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,388,000	3,169,265
2.45% 10/29/26	1,236,000	1,109,573
2.875% 8/14/24	1,839,000	1,756,858
3% 10/29/28	1,295,000	1,130,564
3.3% 1/30/32	1,385,000	1,147,372
3.5% 1/15/25	2,546,000	2,430,361
4.45% 4/3/26	959,000	921,068
4.875% 1/16/24	1,538,000	1,520,524
6.5% 7/15/25	1,112,000	1,120,039
Ally Financial, Inc.:
1.45% 10/2/23	678,000	655,224
3.05% 6/5/23	2,954,000	2,926,323
5.125% 9/30/24	656,000	634,718
5.8% 5/1/25	1,606,000	1,550,261
6.7% 2/14/33	5,000,000	4,441,923
7.1% 11/15/27	2,560,000	2,600,293
8% 11/1/31	829,000	870,102
Capital One Financial Corp.:
2.6% 5/11/23	2,292,000	2,282,823
2.636% 3/3/26 (c)	1,495,000	1,385,032
3.273% 3/1/30 (c)	1,912,000	1,629,013
3.65% 5/11/27	4,134,000	3,765,110
3.8% 1/31/28	2,165,000	1,985,301
4.927% 5/10/28 (c)	2,300,000	2,208,428
4.985% 7/24/26 (c)	2,151,000	2,073,385
5.247% 7/26/30 (c)	2,770,000	2,614,902
5.468% 2/1/29 (c)	1,952,000	1,902,365
5.817% 2/1/34 (c)	2,680,000	2,589,740
Discover Financial Services:
3.95% 11/6/24	873,000	832,431
4.1% 2/9/27	875,000	827,598
4.5% 1/30/26	1,437,000	1,385,511
6.7% 11/29/32	537,000	553,616
Ford Motor Credit Co. LLC:
4.063% 11/1/24	5,400,000	5,214,521
5.584% 3/18/24	1,916,000	1,903,718
Synchrony Financial:
3.95% 12/1/27	2,356,000	1,995,409
4.25% 8/15/24	2,051,000	1,938,626
4.375% 3/19/24	1,677,000	1,611,774
5.15% 3/19/29	2,576,000	2,264,453
		68,948,224
Diversified Financial Services - 1.0%
Blackstone Private Credit Fund:
4.7% 3/24/25	5,035,000	4,822,942
7.05% 9/29/25 (b)	2,656,000	2,618,969
Brixmor Operating Partnership LP:
4.05% 7/1/30	1,554,000	1,402,945
4.125% 6/15/26	1,425,000	1,350,082
4.125% 5/15/29	1,549,000	1,417,627
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	646,000	620,539
3.65% 4/5/27 (b)	2,280,000	2,136,009
3.85% 4/5/29 (b)	904,000	824,856
3.9% 4/5/32 (b)	1,076,000	931,106
4.35% 4/5/42 (b)	245,000	201,453
4.4% 4/5/52 (b)	724,000	566,338
Equitable Holdings, Inc.:
3.9% 4/20/23	208,000	207,707
4.35% 4/20/28	1,304,000	1,252,445
Jackson Financial, Inc.:
5.17% 6/8/27	1,014,000	1,010,749
5.67% 6/8/32	1,281,000	1,263,964
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	1,871,000	1,853,508
Pine Street Trust I 4.572% 2/15/29 (b)	1,750,000	1,645,315
Pine Street Trust II 5.568% 2/15/49 (b)	1,748,000	1,581,014
		25,707,568
Insurance - 0.9%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,070,000	798,935
3.375% 4/7/30 (b)	2,257,000	2,075,875
American International Group, Inc. 2.5% 6/30/25	2,432,000	2,300,619
Five Corners Funding Trust II 2.85% 5/15/30 (b)	3,419,000	2,936,733
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,255,000	1,208,517
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	1,220,000	1,209,015
4.75% 3/15/39	560,000	530,625
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	1,782,000	1,251,118
MetLife, Inc. 4.55% 3/23/30	3,527,000	3,484,453
Pacific LifeCorp 5.125% 1/30/43 (b)	1,611,000	1,501,963
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	562,500
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	1,640,000	1,515,360
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	543,000	532,154
Unum Group:
3.875% 11/5/25	1,491,000	1,446,596
4% 6/15/29	1,353,000	1,261,624
5.75% 8/15/42	2,232,000	2,045,531
		24,661,618
TOTAL FINANCIALS		379,789,473
HEALTH CARE - 1.4%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28	1,463,000	1,493,754
5.25% 3/2/30	1,336,000	1,366,437
5.25% 3/2/33	1,508,000	1,549,318
5.6% 3/2/43	1,433,000	1,476,419
5.65% 3/2/53	712,000	740,979
5.75% 3/2/63	1,298,000	1,346,850
		7,973,757
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	3,009,000	2,602,267
2.625% 8/1/31	1,403,000	1,131,979
3.375% 2/15/30	1,564,000	1,364,502
4.25% 12/15/27	1,762,000	1,697,581
4.625% 12/15/29	2,738,000	2,574,377
Cigna Group:
3.05% 10/15/27	982,000	916,453
4.375% 10/15/28	1,860,000	1,832,787
4.8% 8/15/38	1,158,000	1,122,192
4.9% 12/15/48	1,157,000	1,088,756
CVS Health Corp.:
3% 8/15/26	192,000	183,203
3.625% 4/1/27	551,000	530,803
4.78% 3/25/38	1,830,000	1,744,503
HCA Holdings, Inc.:
3.5% 9/1/30	1,260,000	1,122,269
3.625% 3/15/32 (b)	287,000	252,999
5.625% 9/1/28	1,311,000	1,325,282
5.875% 2/1/29	1,446,000	1,477,267
Humana, Inc. 3.7% 3/23/29	827,000	778,058
Sabra Health Care LP 3.2% 12/1/31	2,870,000	2,105,039
Toledo Hospital 5.325% 11/15/28	647,000	537,378
		24,387,695
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	1,338,000	1,309,232
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	409,000	386,288
Mylan NV 4.55% 4/15/28	1,227,000	1,176,940
Utah Acquisition Sub, Inc. 3.95% 6/15/26	782,000	744,806
Viatris, Inc.:
1.65% 6/22/25	302,000	276,933
2.7% 6/22/30	1,533,000	1,245,979
3.85% 6/22/40	668,000	468,648
4% 6/22/50	1,153,000	758,128
		6,366,954
TOTAL HEALTH CARE		38,728,406
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	696,000	638,925
The Boeing Co.:
5.04% 5/1/27	909,000	915,593
5.15% 5/1/30	909,000	914,683
5.705% 5/1/40	920,000	930,679
5.805% 5/1/50	920,000	926,134
5.93% 5/1/60	908,000	906,916
		5,232,930
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	317,000	311,010
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3% 9/15/23	269,000	265,465
3.375% 7/1/25	1,977,000	1,883,439
3.875% 7/3/23	1,712,000	1,703,946
4.25% 2/1/24	1,761,000	1,731,659
4.25% 9/15/24	1,093,000	1,069,889
		6,654,398
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	640,000	622,707
4.25% 4/15/26 (b)	485,000	456,034
4.375% 5/1/26 (b)	1,433,000	1,344,579
5.25% 5/15/24 (b)	1,170,000	1,158,251
		3,581,571
TOTAL INDUSTRIALS		15,779,909
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	397,000	403,509
6.02% 6/15/26	480,000	492,631
6.1% 7/15/27	729,000	765,715
6.2% 7/15/30	631,000	658,046
		2,319,901
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	510,000	443,656
2.45% 2/15/31 (b)	4,340,000	3,553,240
2.6% 2/15/33 (b)	4,340,000	3,403,342
3.5% 2/15/41 (b)	3,505,000	2,643,808
3.75% 2/15/51 (b)	1,645,000	1,211,468
		11,255,514
Software - 0.4%
Oracle Corp.:
1.65% 3/25/26	1,992,000	1,830,026
2.3% 3/25/28	3,147,000	2,816,324
2.8% 4/1/27	1,797,000	1,670,746
2.875% 3/25/31	3,303,000	2,826,383
3.6% 4/1/40	1,797,000	1,394,725
		10,538,204
TOTAL INFORMATION TECHNOLOGY		24,113,619
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	1,278,000	1,243,076
American Homes 4 Rent LP:
2.375% 7/15/31	231,000	184,089
3.625% 4/15/32	989,000	856,380
Boston Properties, Inc.:
3.25% 1/30/31	1,190,000	941,370
4.5% 12/1/28	1,193,000	1,045,071
6.75% 12/1/27	1,655,000	1,637,518
Corporate Office Properties LP:
2% 1/15/29	199,000	154,632
2.25% 3/15/26	510,000	450,206
2.75% 4/15/31	509,000	377,107
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	402,000	348,344
3.5% 8/1/26	419,000	389,764
Healthpeak Op LLC:
3.25% 7/15/26	176,000	167,172
3.5% 7/15/29	201,000	184,126
Hudson Pacific Properties LP 4.65% 4/1/29	2,374,000	1,665,973
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,453,000	1,302,464
Kite Realty Group Trust:
4% 3/15/25	1,912,000	1,817,733
4.75% 9/15/30	2,980,000	2,692,869
LXP Industrial Trust (REIT):
2.7% 9/15/30	560,000	454,518
4.4% 6/15/24	442,000	432,542
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,945,000	1,422,602
3.375% 2/1/31	1,027,000	811,172
3.625% 10/1/29	1,814,000	1,520,493
4.375% 8/1/23	381,000	378,555
4.5% 1/15/25	821,000	786,616
4.5% 4/1/27	4,967,000	4,633,606
4.75% 1/15/28	1,958,000	1,814,514
4.95% 4/1/24	415,000	410,044
5.25% 1/15/26	1,744,000	1,713,051
Piedmont Operating Partnership LP 2.75% 4/1/32	451,000	309,696
Realty Income Corp.:
2.2% 6/15/28	244,000	215,158
2.85% 12/15/32	301,000	248,766
3.25% 1/15/31	313,000	275,717
3.4% 1/15/28	489,000	459,206
Retail Opportunity Investments Partnership LP:
4% 12/15/24	300,000	293,365
5% 12/15/23	226,000	223,377
Simon Property Group LP 2.45% 9/13/29	499,000	428,004
SITE Centers Corp.:
3.625% 2/1/25	694,000	656,614
4.25% 2/1/26	906,000	864,273
Store Capital Corp.:
2.75% 11/18/30	2,676,000	1,971,746
4.625% 3/15/29	550,000	487,808
Sun Communities Operating LP:
2.3% 11/1/28	512,000	436,936
2.7% 7/15/31	1,323,000	1,070,040
Ventas Realty LP:
3% 1/15/30	2,340,000	2,021,245
3.5% 2/1/25	1,976,000	1,902,551
4% 3/1/28	688,000	645,999
4.125% 1/15/26	478,000	463,562
4.375% 2/1/45	234,000	190,020
4.75% 11/15/30	3,072,000	2,934,838
VICI Properties LP:
4.375% 5/15/25	256,000	247,822
4.75% 2/15/28	2,029,000	1,923,299
4.95% 2/15/30	2,648,000	2,484,796
5.125% 5/15/32	720,000	678,341
Vornado Realty LP 2.15% 6/1/26	578,000	463,170
WP Carey, Inc.:
2.4% 2/1/31	1,166,000	951,536
3.85% 7/15/29	391,000	359,733
4% 2/1/25	1,644,000	1,592,129
		54,635,354
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 11/15/27	1,415,000	1,083,521
4.1% 10/1/24	1,555,000	1,433,966
4.55% 10/1/29	1,792,000	1,318,883
7.55% 3/15/28	2,334,000	2,093,185
CBRE Group, Inc. 2.5% 4/1/31	1,708,000	1,359,856
Tanger Properties LP:
2.75% 9/1/31	1,346,000	970,036
3.125% 9/1/26	1,874,000	1,701,218
		9,960,665
TOTAL REAL ESTATE		64,596,019
UTILITIES - 1.2%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32	2,030,000	1,789,801
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,057,000	918,411
3.743% 5/1/26	4,043,000	3,841,370
Duke Energy Corp. 2.45% 6/1/30	854,000	727,786
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	405,000	328,122
2.775% 1/7/32 (b)	1,402,000	1,131,315
Entergy Corp. 2.8% 6/15/30	876,000	758,008
Eversource Energy 2.8% 5/1/23	1,567,000	1,562,438
Exelon Corp.:
2.75% 3/15/27	449,000	419,881
3.35% 3/15/32	546,000	486,401
4.05% 4/15/30	534,000	509,453
4.1% 3/15/52	404,000	331,631
4.7% 4/15/50	238,000	215,712
FirstEnergy Corp. 7.375% 11/15/31	1,052,000	1,180,021
IPALCO Enterprises, Inc. 3.7% 9/1/24	662,000	643,207
		14,843,557
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	494,955	515,310
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	580,000	552,739
The AES Corp.:
2.45% 1/15/31	673,000	547,912
3.3% 7/15/25 (b)	2,635,000	2,497,478
3.95% 7/15/30 (b)	2,298,000	2,057,399
		5,655,528
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	3,813,000	3,792,197
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	242,000	222,945
NiSource, Inc.:
2.95% 9/1/29	2,624,000	2,331,887
3.6% 5/1/30	1,602,000	1,478,185
Puget Energy, Inc.:
4.1% 6/15/30	1,032,000	952,905
4.224% 3/15/32	1,875,000	1,716,172
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (c)(d)	437,000	351,182
		10,845,473
TOTAL UTILITIES		31,859,868
TOTAL NONCONVERTIBLE BONDS (Cost $845,547,792)		777,798,587

U.S. Treasury Obligations - 43.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	12,353,900	8,220,652
1.75% 8/15/41	43,542,800	31,527,709
1.875% 11/15/51	13,856,800	9,435,615
2% 11/15/41	16,500,000	12,452,988
2% 8/15/51	108,411,200	76,256,269
2.25% 2/15/52	36,300,000	27,069,023
2.875% 5/15/52	23,300,000	19,932,422
3% 2/15/47	25,251,500	21,973,737
3.375% 8/15/42	34,200,000	32,110,594
U.S. Treasury Notes:
0.25% 7/31/25	83,520,600	76,698,663
0.375% 12/31/25	17,431,400	15,888,449
0.75% 3/31/26	52,072,200	47,639,961
0.75% 4/30/26	41,407,700	37,748,941
0.75% 8/31/26	15,336,200	13,860,091
1.25% 5/31/28	78,257,700	69,585,157
1.75% 1/31/29	24,900,000	22,477,113
1.875% 2/28/27	6,800,000	6,344,984
2.25% 4/30/24	17,808,000	17,368,365
2.375% 3/31/29	20,000,000	18,671,094
2.5% 1/31/24	18,709,700	18,367,663
2.5% 3/31/27	25,000,000	23,876,953
2.75% 8/15/32	36,698,000	34,536,258
2.875% 5/15/32	38,075,000	36,233,717
3.5% 2/15/33	63,000,000	63,098,438
3.875% 11/30/27	55,000,000	55,571,484
3.875% 12/31/27	75,000,000	75,795,900
3.875% 11/30/29	123,000,000	125,128,477
3.875% 12/31/29	85,000,000	86,533,985
4.125% 10/31/27	10,000,000	10,191,797
4.125% 11/15/32	71,600,000	75,235,938
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,284,354,273)		1,169,832,437

U.S. Government Agency - Mortgage Securities - 28.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.0%
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (c)(d)	1,802	1,830
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	2,151	2,198
12 month U.S. LIBOR + 1.630% 3.601% 11/1/36 (c)(d)	24,191	24,565
12 month U.S. LIBOR + 1.700% 3.187% 6/1/42 (c)(d)	17,104	17,548
12 month U.S. LIBOR + 1.730% 3.716% 5/1/36 (c)(d)	16,880	17,252
12 month U.S. LIBOR + 1.750% 3.999% 7/1/35 (c)(d)	1,689	1,710
12 month U.S. LIBOR + 1.780% 4.163% 2/1/36 (c)(d)	6,762	6,847
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	7,704	7,907
12 month U.S. LIBOR + 1.810% 4.051% 7/1/41 (c)(d)	10,962	11,287
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	5,636	5,775
12 month U.S. LIBOR + 1.820% 4.195% 12/1/35 (c)(d)	6,804	6,917
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	4,592	4,529
12 month U.S. LIBOR + 1.950% 3.622% 9/1/36 (c)(d)	12,612	12,790
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	4,762	4,913
6 month U.S. LIBOR + 1.310% 3.438% 5/1/34 (c)(d)	10,107	10,079
6 month U.S. LIBOR + 1.420% 3.572% 9/1/33 (c)(d)	17,808	17,679
6 month U.S. LIBOR + 1.550% 4.627% 10/1/33 (c)(d)	1,175	1,188
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (c)(d)	2,000	2,028
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (c)(d)	18,282	18,618
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	1,637	1,665
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.361% 8/1/36 (c)(d)	20,912	21,350
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (c)(d)	3,064	3,134
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.165% 5/1/35 (c)(d)	3,987	4,081
1.5% 11/1/35 to 6/1/51	9,610,804	8,229,594
2% 10/1/35 to 3/1/52	32,708,107	27,289,581
2.5% 7/1/31 to 2/1/52	42,149,483	36,795,961
3% 8/1/32 to 2/1/52	17,272,762	15,949,857
3.5% 8/1/37 to 3/1/52	14,862,542	13,966,221
4% 7/1/39 to 9/1/52	13,610,084	13,211,803
4.5% to 4.5% 5/1/25 to 10/1/52	6,795,962	6,783,050
5% 9/1/25 to 12/1/52	4,884,590	4,934,033
5.5% 10/1/52 to 2/1/53	4,320,764	4,380,948
6% 10/1/34 to 1/1/42	936,652	984,448
6.5% 12/1/23 to 8/1/36	168,406	177,374
7% to 7% 11/1/23 to 2/1/32	22,802	23,404
7.5% to 7.5% 9/1/25 to 11/1/31	28,190	29,524
8.5% 6/1/25	84	85
TOTAL FANNIE MAE		132,961,773
Freddie Mac - 4.5%
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	13,888	13,908
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	2,143	2,194
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	8,432	8,585
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(d)	17,279	17,685
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	18,076	18,544
12 month U.S. LIBOR + 1.910% 3.791% 6/1/41 (c)(d)	21,660	22,227
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	5,547	5,699
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	174	176
12 month U.S. LIBOR + 2.160% 4.41% 11/1/35 (c)(d)	2,798	2,847
6 month U.S. LIBOR + 1.650% 4.446% 4/1/35 (c)(d)	11,691	11,884
6 month U.S. LIBOR + 2.680% 5.685% 10/1/35 (c)(d)	1,971	2,035
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	1,776	1,803
1.5% 8/1/35 to 4/1/51	29,864,515	25,160,085
2% 6/1/35 to 3/1/52	22,468,328	19,321,453
2.5% 8/1/32 to 3/1/52	17,997,548	15,683,391
3% 6/1/31 to 3/1/52	8,862,790	8,116,064
3.5% 3/1/32 to 4/1/52	28,918,255	27,308,364
4% 5/1/37 to 10/1/52	8,294,253	8,104,232
4.5% 7/1/25 to 10/1/52	6,952,615	6,911,100
5% 1/1/40 to 12/1/52	3,691,975	3,744,902
5.5% 10/1/52 to 3/1/53	5,486,792	5,620,559
6% 4/1/32 to 8/1/37	95,352	99,312
6.5% 1/1/53	1,082,780	1,120,633
7.5% 8/1/26 to 11/1/31	3,244	3,448
8% 4/1/27 to 5/1/27	272	282
8.5% 5/1/27 to 1/1/28	528	547
TOTAL FREDDIE MAC		121,301,959
Ginnie Mae - 5.5%
3% 12/20/42 to 4/20/47	2,105,207	1,951,178
3.5% 12/20/40 to 1/20/50	1,508,740	1,435,570
4% 3/15/40 to 4/20/48	5,886,948	5,777,813
4.5% 5/15/39 to 5/20/41	1,269,203	1,274,636
5% 3/15/39 to 4/20/48	720,885	737,685
6.5% 4/15/35 to 11/15/35	15,035	15,942
7% 1/15/28 to 7/15/32	89,948	93,944
7.5% to 7.5% 1/15/24 to 10/15/28	15,009	15,522
8% 3/15/30 to 9/15/30	2,113	2,249
2% 11/20/50 to 2/20/51	9,156,150	7,801,719
2% 4/1/53 (e)	10,750,000	9,127,583
2% 4/1/53 (e)	8,100,000	6,877,528
2% 4/1/53 (e)	1,000,000	849,078
2% 4/1/53 (e)	4,350,000	3,693,487
2% 4/1/53 (e)	950,000	806,624
2% 5/1/53 (e)	9,800,000	8,329,382
2% 5/1/53 (e)	1,250,000	1,062,421
2% 6/1/53 (e)	10,350,000	8,808,976
2.5% 7/20/51 to 12/20/51	2,505,991	2,211,851
2.5% 4/1/53 (e)	11,550,000	10,166,146
2.5% 4/1/53 (e)	2,850,000	2,508,530
2.5% 4/1/53 (e)	5,450,000	4,797,013
2.5% 4/1/53 (e)	2,700,000	2,376,502
2.5% 4/1/53 (e)	3,150,000	2,772,585
2.5% 4/1/53 (e)	1,150,000	1,012,214
2.5% 5/1/53 (e)	6,700,000	5,902,218
2.5% 5/1/53 (e)	3,850,000	3,391,573
2.5% 6/1/53 (e)	11,550,000	10,186,900
3% 4/1/53 (e)	1,500,000	1,364,499
3% 4/1/53 (e)	3,850,000	3,502,214
3% 4/1/53 (e)	3,075,000	2,797,223
3% 4/1/53 (e)	1,850,000	1,682,882
3% 4/1/53 (e)	350,000	318,383
3% 4/1/53 (e)	1,700,000	1,546,432
3% 5/1/53 (e)	1,700,000	1,547,296
3% 5/1/53 (e)	1,750,000	1,592,804
3% 5/1/53 (e)	1,725,000	1,570,050
3% 5/1/53 (e)	2,925,000	2,662,259
3.5% 4/1/53 (e)	5,750,000	5,390,945
3.5% 4/1/53 (e)	4,750,000	4,453,390
3.5% 5/1/53 (e)	7,650,000	7,159,922
4% 4/1/53 (e)	3,200,000	3,080,541
4% 4/1/53 (e)	450,000	433,201
4.5% 4/1/53 (e)	4,800,000	4,727,803
TOTAL GINNIE MAE		147,816,713
Uniform Mortgage Backed Securities - 13.7%
1.5% 4/1/38 (e)	3,450,000	3,034,244
1.5% 4/1/38 (e)	3,400,000	2,990,270
2% 4/1/38 (e)	10,350,000	9,346,030
2% 4/1/38 (e)	5,600,000	5,056,789
2% 4/1/38 (e)	7,400,000	6,682,186
2% 4/1/53 (e)	1,400,000	1,156,793
2% 4/1/53 (e)	20,800,000	17,186,641
2% 4/1/53 (e)	18,350,000	15,162,253
2% 4/1/53 (e)	14,500,000	11,981,072
2% 4/1/53 (e)	5,550,000	4,585,858
2% 4/1/53 (e)	2,150,000	1,776,504
2% 4/1/53 (e)	15,000,000	12,394,212
2% 4/1/53 (e)	5,550,000	4,585,858
2% 4/1/53 (e)	2,850,000	2,354,900
2% 5/1/53 (e)	17,700,000	14,641,764
2% 5/1/53 (e)	8,900,000	7,362,243
2% 5/1/53 (e)	17,500,000	14,476,320
2% 5/1/53 (e)	8,400,000	6,948,634
2% 5/1/53 (e)	8,000,000	6,617,746
2.5% 4/1/53 (e)	3,950,000	3,404,560
2.5% 4/1/53 (e)	7,200,000	6,205,780
2.5% 4/1/53 (e)	4,350,000	3,749,325
2.5% 4/1/53 (e)	4,275,000	3,684,682
2.5% 4/1/53 (e)	20,000,000	17,238,278
2.5% 4/1/53 (e)	5,275,000	4,546,596
2.5% 4/1/53 (e)	4,350,000	3,749,325
2.5% 5/1/53 (e)	25,050,000	21,611,492
3% 4/1/53 (e)	21,400,000	19,189,791
3% 4/1/53 (e)	7,150,000	6,411,542
3% 4/1/53 (e)	1,900,000	1,703,766
3% 4/1/53 (e)	875,000	784,629
3% 4/1/53 (e)	10,000,000	8,967,192
3% 4/1/53 (e)	15,400,000	13,809,476
3% 4/1/53 (e)	700,000	627,703
3% 5/1/53 (e)	15,400,000	13,820,906
3.5% 4/1/53 (e)	900,000	835,875
3.5% 4/1/53 (e)	1,050,000	975,187
3.5% 4/1/53 (e)	1,050,000	975,187
3.5% 4/1/53 (e)	900,000	835,875
4% 4/1/53 (e)	3,950,000	3,777,496
4% 4/1/53 (e)	2,025,000	1,936,565
4% 4/1/53 (e)	2,375,000	2,271,279
4% 4/1/53 (e)	4,500,000	4,303,477
4% 4/1/53 (e)	650,000	621,613
4% 4/1/53 (e)	3,950,000	3,777,496
4% 5/1/53 (e)	4,600,000	4,400,907
4% 5/1/53 (e)	4,250,000	4,066,055
4.5% 4/1/53 (e)	7,050,000	6,905,692
4.5% 4/1/53 (e)	5,500,000	5,387,419
5% 4/1/53 (e)	2,850,000	2,841,872
5.5% 4/1/53 (e)	3,250,000	3,283,007
5.5% 4/1/53 (e)	4,900,000	4,949,764
5.5% 4/1/53 (e)	150,000	151,523
5.5% 4/1/53 (e)	150,000	151,523
5.5% 4/1/53 (e)	1,950,000	1,969,804
5.5% 5/1/53 (e)	6,200,000	6,260,787
5.5% 5/1/53 (e)	27,000,000	27,264,719
5.5% 6/1/53 (e)	2,350,000	2,372,214
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		368,160,696
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $785,495,929)		770,241,141

Asset-Backed Securities - 5.2%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	789,973	501,638
Series 2019-1 Class A, 3.844% 5/15/39 (b)	561,793	401,501
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,455,308	1,148,745
Class B, 4.458% 10/16/39 (b)	315,410	105,393
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,645,674	1,482,786
Series 2021-2A Class A, 2.798% 1/15/47 (b)	3,087,712	2,649,349
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(d)	529,405	521,554
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.9224% 10/17/34 (b)(c)(d)	1,280,878	1,247,227
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.7977% 4/20/34 (b)(c)(d)	3,132,569	3,037,449
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (b)(c)(d)	1,736,000	1,701,145
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.9477% 7/20/34 (b)(c)(d)	1,532,085	1,489,559
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	463,316	389,309
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.1124% 10/15/32 (b)(c)(d)	1,676,859	1,651,260
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.8477% 4/25/34 (b)(c)(d)	1,039,487	1,007,521
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9224% 7/15/34 (b)(c)(d)	1,931,133	1,887,567
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9876% 1/15/35 (b)(c)(d)	2,545,000	2,468,754
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.8624% 4/15/34 (b)(c)(d)	2,173,138	2,110,278
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.0424% 4/17/33 (b)(c)(d)	665,897	653,445
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/36 (b)(c)(d)	1,292,534	1,257,403
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.8377% 4/25/34 (b)(c)(d)	2,282,638	2,223,114
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.0277% 1/20/32 (b)(c)(d)	2,070,385	2,041,816
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.9576% 1/17/35 (b)(c)(d)	2,560,000	2,491,026
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9224% 1/15/35 (b)(c)(d)	1,953,217	1,892,675
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	1,925,558	1,723,394
Class AA, 2.487% 12/16/41 (b)(c)	165,137	158,122
Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,329,540	2,019,245
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.7824% 4/15/29 (b)(c)(d)	1,844,171	1,822,933
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	1,213,634	1,078,532
Class B, 5.095% 4/15/39 (b)	666,261	482,293
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	716,551	647,117
Series 2021-1A Class A, 3.474% 1/15/46 (b)	466,374	429,396
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(d)	1,561,530	1,527,553
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.959% 4/20/35 (b)(c)(d)	2,429,000	2,362,606
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(d)	1,198,676	1,162,390
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (b)(c)(d)	1,887,884	1,823,737
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.9777% 10/20/34 (b)(c)(d)	1,944,015	1,883,811
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.0077% 4/20/34 (b)(c)(d)	2,085,721	2,023,592
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 6.3586% 7/24/34 (b)(c)(d)	2,607,000	2,565,343
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.1177% 1/20/34 (b)(c)(d)	2,729,841	2,669,667
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	1,756,550	1,633,974
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.939% 4/20/35 (b)(c)(d)	1,361,000	1,321,455
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	1,290,693	1,254,748
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.0147% 1/18/32 (b)(c)(d)	1,582,694	1,560,878
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.9724% 4/17/33 (b)(c)(d)	1,318,912	1,294,003
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/35 (b)(c)(d)	1,717,039	1,665,354
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.0453% 2/20/35 (b)(c)(d)	1,021,083	989,081
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	885,205	870,296
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (b)(c)(d)	2,283,000	2,228,913
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.0424% 1/15/34 (b)(c)(d)	444,749	435,298
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.9076% 7/19/34 (b)(c)(d)	1,392,832	1,360,823
Class AR, 3 month U.S. LIBOR + 1.080% 5.9516% 11/16/34 (b)(c)(d)	1,993,704	1,953,114
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (b)(c)(d)	2,529,561	2,485,779
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	736,706	640,468
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,553,970	2,200,628
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.9453% 10/22/34 (b)(c)(d)	1,367,988	1,329,320
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9619% 4/15/35 (b)(c)(d)	3,167,000	3,099,185
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.0024% 1/15/33 (b)(c)(d)	981,516	967,171
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.7353% 1/22/28 (b)(c)(d)	1,148,498	1,138,848
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME TERM SOFR 3 MONTH INDEX + 1.400% 6.0346% 4/19/34 (b)(c)(d)	2,186,940	2,139,650
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.9153% 1/22/35 (b)(c)(d)	2,223,747	2,148,920
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.9124% 7/15/34 (b)(c)(d)	1,390,072	1,358,930
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.0153% 1/22/31 (b)(c)(d)	573,573	558,902
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.9477% 10/20/34 (b)(c)(d)	461,006	448,804
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(d)	2,357,478	2,296,820
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.8277% 4/20/34 (b)(c)(d)	1,823,166	1,778,114
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.9477% 1/25/35 (b)(c)(d)	5,340,000	5,185,706
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.7824% 1/15/34 (b)(c)(d)	1,904,754	1,869,836
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.8777% 10/20/30 (b)(c)(d)	1,970,014	1,946,067
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.0903% 1/25/36 (c)(d)	45,387	44,354
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9377% 10/20/34 (b)(c)(d)	760,982	743,648
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	1,437,705	1,244,000
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,558,260	1,396,075
Class A2II, 4.008% 12/5/51 (b)	1,391,940	1,159,373
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	1,291,982	1,093,057
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.9277% 4/20/34 (b)(c)(d)	2,604,698	2,546,699
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.9976% 1/15/37 (b)(c)(d)	2,626,000	2,585,612
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	1,357,237	1,136,307
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,902,000	1,801,009
1.884% 7/15/50 (b)	733,000	661,728
2.328% 7/15/52 (b)	560,000	497,349
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 6.389% 7/20/30 (b)(c)(d)	403,040	400,913
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.9735% 4/23/35 (b)(c)(d)	2,727,000	2,685,615
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(d)	256,728	251,722
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.7776% 4/19/34 (b)(c)(d)	2,313,924	2,247,392
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(d)	2,177,375	2,128,147
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.7053% 9/25/34 (c)(d)	2,132	2,023
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	1,497,637	1,260,606
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,960,586	1,605,112
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.0777% 7/20/32 (b)(c)(d)	2,009,654	1,985,713
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (b)(c)(d)	1,277,198	1,249,001
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	2,613,900	2,546,054
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 7/16/34 (b)(c)(d)	1,289,773	1,257,971
TOTAL ASSET-BACKED SECURITIES (Cost $146,729,910)		139,430,810

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	963,928	913,964
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	467	409
TOTAL PRIVATE SPONSOR		914,373
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	5,821	5,832
Series 1999-57 Class PH, 6.5% 12/25/29	20,280	20,698
TOTAL U.S. GOVERNMENT AGENCY		26,530
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $989,294)		940,903

Commercial Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.978% 1/15/39 (b)(c)(d)	1,415,000	1,358,921
Class B, CME Term SOFR 1 Month Index + 1.550% 6.378% 1/15/39 (b)(c)(d)	267,000	253,868
Class C, CME Term SOFR 1 Month Index + 2.150% 6.978% 1/15/39 (b)(c)(d)	191,000	180,529
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,183,000	1,087,086
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	265,000	222,242
Class CNM, 3.7186% 11/5/32 (b)(c)	110,000	87,821
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	118,089	110,267
Series 2019-BN21 Class A5, 2.851% 10/17/52	201,824	174,855
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	420,518	398,908
Series 2019-B10 Class A4, 3.717% 3/15/62	389,846	357,841
Series 2018-B8 Class A5, 4.2317% 1/15/52	2,882,896	2,722,000
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.9915% 11/15/28 (b)(c)(d)	1,079,000	1,068,962
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.7251% 4/15/37 (b)(c)(d)	5,047,000	4,849,281
Class B, CME Term SOFR 1 Month Index + 2.440% 7.2741% 4/15/37 (b)(c)(d)	1,341,000	1,279,643
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.3741% 10/15/36 (b)(c)(d)	2,648,253	2,538,164
Class B, 1 month U.S. LIBOR + 0.890% 5.5838% 10/15/36 (b)(c)(d)	396,287	374,982
Class C, 1 month U.S. LIBOR + 1.090% 5.7836% 10/15/36 (b)(c)(d)	530,325	495,515
Class D, 1 month U.S. LIBOR + 1.290% 5.9833% 10/15/36 (b)(c)(d)	514,682	473,498
Class E, 1 month U.S. LIBOR + 1.940% 6.6325% 10/15/36 (b)(c)(d)	1,789,733	1,647,639
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.84% 2/15/39 (b)(c)(d)	3,336,634	3,212,170
Class B, CME Term SOFR 1 Month Index + 1.310% 6.1394% 2/15/39 (b)(c)(d)	1,005,446	970,637
Class C, CME Term SOFR 1 Month Index + 1.560% 6.3888% 2/15/39 (b)(c)(d)	1,005,446	955,713
Class D, CME Term SOFR 1 Month Index + 1.960% 6.7879% 2/15/39 (b)(c)(d)	1,005,446	940,784
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.31% 9/15/37 (b)(c)(d)	455,393	420,394
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.984% 4/15/34 (b)(c)(d)	1,007,281	964,804
Class C, 1 month U.S. LIBOR + 1.600% 6.284% 4/15/34 (b)(c)(d)	665,897	632,859
Class D, 1 month U.S. LIBOR + 1.900% 6.584% 4/15/34 (b)(c)(d)	699,023	660,873
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.0216% 10/15/36 (b)(c)(d)	806,653	791,654
Class C, CME Term SOFR 1 Month Index + 1.360% 6.1916% 10/15/36 (b)(c)(d)	1,014,182	991,528
Class D, CME Term SOFR 1 Month Index + 1.560% 6.3916% 10/15/36 (b)(c)(d)	1,436,280	1,395,545
Class E, CME Term SOFR 1 Month Index + 1.910% 6.7416% 10/15/36 (b)(c)(d)	2,018,196	1,959,686
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.9921% 10/15/39 (b)(c)(d)	1,404,000	1,386,402
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.3181% 4/15/37 (b)(c)(d)	2,538,422	2,480,376
Class B, CME Term SOFR 1 Month Index + 1.940% 6.7671% 4/15/37 (b)(c)(d)	1,293,951	1,257,878
Class C, CME Term SOFR 1 Month Index + 2.290% 7.1171% 4/15/37 (b)(c)(d)	292,213	281,138
Class D, CME Term SOFR 1 Month Index + 2.830% 7.6661% 4/15/37 (b)(c)(d)	244,600	228,886
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.684% 4/15/34 (b)(c)(d)	1,656,308	1,611,117
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.8616% 10/15/36 (b)(c)(d)	496,755	491,119
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,928,372	2,582,430
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.804% 6/15/34 (b)(c)(d)	2,419,570	2,350,339
Class B, 1 month U.S. LIBOR + 1.500% 6.184% 6/15/34 (b)(c)(d)	476,425	456,968
Class C, 1 month U.S. LIBOR + 1.750% 6.434% 6/15/34 (b)(c)(d)	538,224	505,495
CIM Retail Portfolio Trust floater Series 2021-RETL Class D, 1 month U.S. LIBOR + 3.050% 7.735% 8/15/36 (b)(c)(d)	261,058	258,036
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	387,699	376,780
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 5.914% 5/15/36 (b)(c)(d)	1,286,799	1,265,644
Class C, 1 month U.S. LIBOR + 1.430% 6.114% 5/15/36 (b)(c)(d)	242,397	238,106
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	591,140	530,922
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	1,129,357	1,085,267
Class B, 4.5349% 4/15/36 (b)	347,211	329,716
Class C, 4.782% 4/15/36 (b)(c)	233,110	220,688
Class D, 4.782% 4/15/36 (b)(c)	465,913	434,909
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.386% 11/15/38 (b)(c)(d)	3,658,294	3,502,356
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.765% 7/15/38 (b)(c)(d)	1,183,145	1,146,790
Class B, 1 month U.S. LIBOR + 1.380% 6.065% 7/15/38 (b)(c)(d)	673,573	652,453
Class C, 1 month U.S. LIBOR + 1.700% 6.385% 7/15/38 (b)(c)(d)	2,437,552	2,360,634
Class D, 1 month U.S. LIBOR + 2.250% 6.935% 7/15/38 (b)(c)(d)	1,001,573	953,845
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.634% 10/15/36 (b)(c)(d)	1,559,690	1,471,339
Class B, 1 month U.S. LIBOR + 1.150% 5.834% 10/15/36 (b)(c)(d)	241,085	224,019
Class C, 1 month U.S. LIBOR + 1.550% 6.234% 10/15/36 (b)(c)(d)	2,497,757	2,300,030
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.3156% 8/15/39 (b)(c)(d)	2,328,000	2,309,033
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	223,602	185,590
Class DFX, 5.3503% 7/5/33 (b)	386,779	309,423
Class EFX, 5.3635% 7/5/33 (b)(c)	470,207	364,410
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.1223% 5/15/39 (b)(c)(d)	3,430,000	3,353,258
Class B, CME Term SOFR 1 Month Index + 1.790% 6.621% 5/15/39 (b)(c)(d)	2,383,000	2,305,332
Class C, CME Term SOFR 1 Month Index + 2.090% 6.9202% 5/15/39 (b)(c)(d)	1,335,000	1,284,796
Class D, CME Term SOFR 1 Month Index + 2.540% 7.369% 5/15/39 (b)(c)(d)	1,187,000	1,133,465
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.6415% 3/15/38 (b)(c)(d)	2,199,143	2,133,605
Class B, CME Term SOFR 1 Month Index + 0.990% 5.8215% 3/15/38 (b)(c)(d)	530,641	507,763
Class C, CME Term SOFR 1 Month Index + 1.210% 6.0415% 3/15/38 (b)(c)(d)	333,761	317,010
Class D, CME Term SOFR 1 Month Index + 1.510% 6.3415% 3/15/38 (b)(c)(d)	464,311	438,678
Class E, CME Term SOFR 1 Month Index + 1.860% 6.6915% 3/15/38 (b)(c)(d)	405,819	379,120
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 5.934% 8/15/33 (b)(c)(d)	1,059,546	874,126
Class C, 1 month U.S. LIBOR + 1.500% 6.184% 8/15/33 (b)(c)(d)	2,551,942	2,041,553
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,570,651	2,385,188
Series 2018-H4 Class A4, 4.31% 12/15/51	1,895,246	1,807,569
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	371,442	339,827
Class C, 3.1771% 11/10/36 (b)(c)	356,413	318,120
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.2114% 12/15/37 (b)(c)(d)	139,306	137,532
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	870,943	892,615
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.8271% 2/15/39 (b)(c)(d)	642,000	603,734
Class C, CME Term SOFR 1 Month Index + 2.650% 7.4771% 2/15/39 (b)(c)(d)	334,000	312,957
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.4152% 11/15/38 (b)(c)(d)	2,470,353	2,365,826
Class B, 1 month U.S. LIBOR + 1.070% 5.7642% 11/15/38 (b)(c)(d)	1,414,917	1,347,690
Class C, 1 month U.S. LIBOR + 1.320% 6.0134% 11/15/38 (b)(c)(d)	878,763	828,088
Class D, 1 month U.S. LIBOR + 1.570% 6.2626% 11/15/38 (b)(c)(d)	577,561	541,360
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,766,729	1,382,130
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	113,488	84,951
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.884% 5/15/31 (b)(c)(d)	1,349,000	1,254,570
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,026,911	978,223
Series 2018-C48 Class A5, 4.302% 1/15/52	850,545	808,882
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $105,441,041)		98,888,775

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	414,545	413,943
5.1% 6/1/33	1,475,000	1,471,409
Series 2010-1, 6.63% 2/1/35	3,480,000	3,698,364
Series 2010-3:
6.725% 4/1/35	2,910,000	3,103,102
7.35% 7/1/35	1,578,571	1,732,738
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,221,000	2,424,291
TOTAL MUNICIPAL SECURITIES (Cost $13,242,154)		12,843,847

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	1,748,000	1,490,170
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	966,000	887,090
4.5% 4/22/60 (b)	736,000	643,678
State of Qatar 4.4% 4/16/50 (b)	2,181,000	2,011,973
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,811,294)		5,032,911

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,809,844)	1,810,000	1,804,096

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	847,000	775,233
Regions Bank 6.45% 6/26/37	2,368,000	2,416,495
TOTAL BANK NOTES (Cost $3,286,207)		3,191,728

Money Market Funds - 6.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (f) (Cost $163,626,017)	163,593,692	163,626,411

TOTAL INVESTMENT IN SECURITIES - 117.2% (Cost $3,356,333,755)	3,143,631,646
NET OTHER ASSETS (LIABILITIES) - (17.2)%	(462,045,181)
NET ASSETS - 100.0%	2,681,586,465

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/53	(9,800,000)	(8,320,960)
2% 4/1/53	(2,650,000)	(2,250,055)
2% 4/1/53	(10,350,000)	(8,787,952)
2% 4/1/53	(1,250,000)	(1,061,347)
2.5% 4/1/53	(6,700,000)	(5,897,245)
2.5% 4/1/53	(1,150,000)	(1,012,214)
2.5% 4/1/53	(11,550,000)	(10,166,146)
2.5% 4/1/53	(3,850,000)	(3,388,715)
3% 4/1/53	(100,000)	(90,967)
3% 4/1/53	(1,700,000)	(1,546,432)
3% 4/1/53	(1,700,000)	(1,546,432)
3% 4/1/53	(1,750,000)	(1,591,916)
3% 4/1/53	(1,725,000)	(1,569,174)
3% 4/1/53	(2,925,000)	(2,660,773)
3.5% 4/1/53	(7,650,000)	(7,172,301)

TOTAL GINNIE MAE		(57,062,629)

Uniform Mortgage Backed Securities
2% 4/1/38	(7,400,000)	(6,682,186)
2% 4/1/38	(7,400,000)	(6,682,186)
2% 4/1/53	(17,700,000)	(14,625,170)
2% 4/1/53	(8,900,000)	(7,353,899)
2% 4/1/53	(17,500,000)	(14,459,914)
2% 4/1/53	(8,400,000)	(6,940,759)
2% 4/1/53	(5,550,000)	(4,585,858)
2% 4/1/53	(2,850,000)	(2,354,900)
2% 4/1/53	(8,000,000)	(6,610,246)
2.5% 4/1/53	(25,050,000)	(21,590,943)
2.5% 4/1/53	(5,275,000)	(4,546,596)
2.5% 4/1/53	(4,350,000)	(3,749,325)
3% 4/1/53	(700,000)	(627,703)
3% 4/1/53	(15,400,000)	(13,809,476)
3% 4/1/53	(15,400,000)	(13,809,476)
3% 4/1/53	(700,000)	(627,703)
3.5% 4/1/53	(1,050,000)	(975,187)
3.5% 4/1/53	(900,000)	(835,875)
4% 4/1/53	(4,600,000)	(4,399,110)
4% 4/1/53	(4,250,000)	(4,064,395)
4% 4/1/53	(650,000)	(621,613)
4% 4/1/53	(3,950,000)	(3,777,496)
4.5% 4/1/53	(5,500,000)	(5,387,419)
4.5% 4/1/53	(5,500,000)	(5,387,419)
5.5% 4/1/53	(2,100,000)	(2,121,328)
5.5% 4/1/53	(6,200,000)	(6,262,967)
5.5% 4/1/53	(1,950,000)	(1,969,804)
5.5% 4/1/53	(150,000)	(151,523)
5.5% 5/1/53	(2,350,000)	(2,373,040)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(167,383,516)

TOTAL TBA SALE COMMITMENTS (Proceeds $(224,688,938))		(224,446,145)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $345,491,884 or 12.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	167,330,367	161,745,489	165,449,445	2,045,954	-	-	163,626,411	0.4%
Fidelity Securities Lending Cash Central Fund 4.87%	53,359,291	339,158,078	392,517,369	17,607	-	-	-	0.0%
Total	220,689,658	500,903,567	557,966,814	2,063,561	-	-	163,626,411

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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